Financial Risk Management	12 Months Ended
Dec. 31, 2023
Financial Risk Management
Financial Risk Management

3      Financial Risk Management

The Group’s operations expose it to a variety of risks, mainly related to market risks (including the effects of changes in foreign currency exchange rates and interest rates), credit risk and liquidity risk. The Group manages its financial risk exposure independently at each operating subsidiary, however, decisions are discussed by the Board of Directors (“BOD”) members.

The most significant financial risks to which the Group is exposed are detailed below.

AFinancial Risk Factors

(i)	Market risk
a)	Foreign exchange risk

The Group operates in a number of countries throughout the world and consequently is exposed to foreign exchange rate risk. In addition, the Group has certain investments in foreign operations, whose net assets are exposed to foreign currency translation risk.

In order to manage foreign exchange risk, the Group has a strategy based on minimizing net positions of assets and liabilities denominated in foreign currencies together with the use of derivative financial instruments.

During last years the Argentine monetary authority imposed certain exchange rate restrictions, which also affect the value of foreign currency in alternative markets for certain restricted exchange rate transactions in the official market. As of December 31, 2023 and 2022, these measures have remained in force restricting the access to the foreign exchange market in order to contain the demand for U.S. dollars include the requirement to obtain prior authorization from the Central Bank of Argentina for certain transactions in the Mercado Único y Libre de Cambios (“MULC”).

Considering this situation, the Company continues to assess the evolution of the above-mentioned variables and any other factors in its Argentine subsidiaries in order to identify the unforeseen potential effects that could alter its business and performance.

The value of the Group’s financial assets and liabilities is subject to changes arising out of the variation of foreign currency exchange rates. A significant majority of the Group’s business activities is conducted in the respective functional currencies of the subsidiaries. However, the Group transacts in currencies other than the respective functional currencies of the subsidiaries. There are material monetary balances held by the Group companies at each period-end that are denominated in other currencies (non-functional currency). The following table provides a breakdown of the Group’s main monetary net assets and liabilities which impact the Group’s profit and loss:

	As of December 31,	As of December 31,
Currency Exposure / Functional currency	2023	2022
U.S. Dollar / Argentine Peso	(484,709)	(587,955)
U.S. Dollar / Armenian Dram	47,842	14,847
Euro / Armenian Dram	347	4,637
Euro / Argentine Peso	(2,831)	(1,151)

3      Financial Risk Management (Cont.)

A.	Financial Risk Factors (Cont.)

(i)Market risk (Cont.)

a)Foreign exchange risk (Cont.)

The relevant exposures correspond to:

◾ U.S. Dollar / Argentine Peso

As of December 31, 2023 and 2022 consisting primarily of U.S. dollar -denominated net monetary assets and liabilities at certain Argentine subsidiaries which functional currency is the Argentine Peso. A change of 10% in the ARS/ USD exchange rate in real (inflation-adjusted) terms would have generated a pre-tax gain / loss of USD 48,470 as of December 31, 2023 (USD 17,639 as of December 31, 2022 considering a change in 3% in the ARS/ USD exchange rate).

◾ U.S. Dollar / Armenian Dram

As of December 31, 2023 and 2022 consisting primarily of U.S. dollar -denominated net monetary assets and liabilities at the Armenian subsidiaries which functional currency is the Armenian Dram. A change of 1% in the Dram/ USD exchange rate would have generated a pre-tax gain / loss of USD 478.4 as of December 31, 2023 (USD 148.5 as of December 31, 2022).

◾ Euro / Armenian Dram

As of December 31, 2023 and 2022 consisting primarily of Euro-denominated net monetary assets and liabilities at the Armenian subsidiaries which functional currency is the Armenian Dram. A change of 1% in the Dram / Euro exchange rate would have generated a pre-tax loss / gain of USD 3.5 as of December 31, 2023 (USD 46.4 as of December 31, 2022).

◾ Euro / Argentine Peso

As of December 31, 2023 and 2022 consisting primarily of Euro-denominated net monetary assets and liabilities at certain Argentinian subsidiaries which functional currency is the Argentine Peso. A change of 10% in the Euro / ARS exchange rate in real (inflation-adjusted) terms would have generated a pre-tax gain / loss of USD 283.1 as of December 31, 2023 (USD 34.5 as of December 31, 2022 considering a change in 3% in the Euro / ARS exchange rate).

b)	Interest rate risk

The Group’s interest rate risk principally arises from long-term borrowings (Note 22). Borrowings issued at variable rates expose the Group to the risk that the actual cash flows differ from those expected. Borrowings issued at fixed rates expose the Group to the risk that the fair values of these differ from those expected. The Group manages this risk by maintaining an appropriate mix between fixed and floating rate interest bearing liabilities.

These activities are evaluated regularly to determine that the Group is not exposed to interest rate movements that could adversely impact its ability to meet its financial obligations and to comply with its borrowing covenants.

The following table shows a breakdown of the Group’s fixed-rate and floating-rate borrowings as of December 31, 2023 and 2022.

	At December 31,
	2023	2022
Fixed rate (*)	990,251	1,075,778
Variable rate	342,986	389,659
	1,333,237	1,465,437

(*) As of December 31, 2023 includes USD 125.5 million of short-term borrowings (USD 103.5 million as of December 2022) and USD 864.8 million of long-term borrowings (USD 972.3 million as of December 31, 2022).

3      Financial Risk Management (Cont.)

A.	Financial Risk Factors (Cont.)
(i)	Market risk (Cont.)
(b)	Interest rate risk (Cont.)

The Group estimates that, other factors being constant, a 10% increase in floating rates at year-end would increase loss before income tax for the year ended December 31, 2023 and 2022, USD 2,695 and USD 4,083 respectively. A 10% decrease in the floating interest rate would have an equal and opposite effect on the Consolidated Statement of Income.

This sensitivity analysis provides only a limited, point-in-time view of this market risk sensitivity of certain of the Group’s financial instruments. The actual impact of rate changes on the Group’s financial instruments may differ significantly from the impact shown in the sensitivity analysis.

(ii)	Credit risk

The financial instruments that could be subject to concentration of credit risk consist of cash, cash equivalents, trade receivables and short-term investments.

The Group mainly places its cash and cash equivalents and short-term investments in several entities with low credit risk, reducing in this way the credit exposure to only one entity. The Group has not experienced significant losses from those assets.

Each subsidiary is responsible for managing and analyzing credit risk of its trade receivable, for each of their new customers before standard payment and delivery terms and conditions are offered. There is no significant concentration of credit risk from customers.

The Group credit policies with customers are designed to identify customers with acceptable credit history. The Group recognized provision for loss allowance to cover impairment for potential credit losses. The credit quality of the financial assets that are not yet due and not impaired can be assessed based on the credit qualification (“rating”) granted by entities external to the Group or through the historical uncollectible rates.

3      Financial Risk Management (Cont.)

A     Financial Risk Factors (Cont.)

(ii)	Credit risk (Cont.)

Trade receivables and contract assets

The Group applies the IFRS 9 simplified approach to measuring expected credit losses (“ECL”) for all trade receivables and contract assets.

To measure the expected credit losses, trade receivables and contract assets have been grouped based on shared credit risk characteristics and the days past due. The contract assets relate to unbilled work in progress and have substantially the same risk characteristics as the trade receivables for the same types of contracts. The Group has therefore concluded that the expected loss rates for trade receivables are a reasonable approximation of the loss rates for the contract assets.

The policy implemented by the Group consists in performing a case by case analysis, identifying those receivables and contract assets with no reasonable expectation of recovery or with particular situations, that are impaired according to each circumstances. For all other receivables and contract assets, the expected loss rate consists in stratifying trade receivables and contract assets into categories based on overdue days. The expected loss rates are based on the payment profiles of sales over a period of 36 months before 31 December 2023 or 1 January 2023 respectively and the corresponding historical credit losses experienced within this period. The historical loss rates are adjusted to reflect historical experience of losses on trade receivables, current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables. To measure the expected credit losses, trade receivables and contract assets have been grouped based on shared credit risk characteristics and the days past due.

The provision for loss allowance as of December 31, 2023 and December 31, 2022 was determined as follows for both trade receivables and contract assets:

			Past due
	Trade			30‑60	60‑90	90‑180	> 180
	Receivables	Not due	0‑30 days	days	days	days	days
At December 31, 2023
Trade receivables – gross carrying amount	148,329	86,066	23,685	9,783	2,274	4,617	21,904
Contract assets – gross carrying amount	1,488	1,488	—	—	—	—	—
Expected loss rate (*)		2%	1%	5%	13%	25%	86%
Provision for loss allowance	(22,368)	(1,466)	(230)	(449)	(298)	(1,150)	(18,775)
Net value	127,449	86,088	23,455	9,334	1,976	3,467	3,129

			Past due
	Trade			30‑60	60‑90	90‑180	> 180
	Receivables	Not due	0‑30 days	days	days	days	days
At December 31, 2022
Trade receivables - gross carrying amount	140,335	75,105	20,644	5,420	4,426	5,815	28,925
Contract assets – gross carrying amount	2,053	2,053	—	—	—	—	—
Expected loss rate (*)		0%	4%	17%	15%	29%	88%
Provision for loss allowance	(29,718)	(152)	(845)	(945)	(672)	(1,660)	(25,444)
Net value	112,670	77,006	19,799	4,475	3,754	4,155	3,481

(*)  Average expected loss rate. As of December 2023 and 2022, includes effect of the impact of the provisions risen from the case by case analysis. Additionally, as of December 2022 includes effect of Argentine customer situation as described in Note 26.a.

3      Financial Risk Management (Cont.)

A     Financial Risk Factors (Cont.)

(ii)	Credit risk (Cont.)

Trade receivables and contract assets (Cont.)

Trade receivables are written off where there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan with the Group, and a failure to make contractual payments for a significant period when past due.

The closing loss allowances for trade receivables and contract assets as of December 31, 2023 and 2022 reconcile to the opening loss allowances as follows:

	2023	2022
Balance at January 1,	(29,718)	(60,510)
Disposal of subsidiaries	—	310
Bad debts of the year	(4,735)	(13,432)
Recoveries	3,331	17,931
Write off	2,717	3,684
Translation differences and inflation adjustment	6,037	22,299
Balance at December 31,	(22,368)	(29,718)

During the year, the following gains/(losses) were recognized in profit or loss in relation to impaired financial assets (see Note 7):

	2023	2022	2021
Impairment losses
- movement in provision for impairment	(4,985)	(13,443)	(14,727)
- recovery of previous impairment losses	3,439	18,203	8,311
Net impairment losses on financial assets	(1,546)	4,760	(6,416)

(iii)	Liquidity risk

The Group is exposed to liquidity risks, including risks associated with refinancing borrowings as they mature, the risk that borrowing facilities are not available to meet cash requirements, and the risk that financial assets cannot readily be converted to cash without loss of value. Failure to manage liquidity risks could have a material impact on the Group’s cash flow and statement of financial position. Prudent liquidity risk management implies maintaining sufficient cash, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. Due to the dynamic nature of the underlying businesses, the Group aims to maintain flexibility in funding its existing and prospective debt requirements by maintaining diversified funding sources with adequate committed funding lines from high quality lenders.

The Group monitors its current and projected financial position using several key internally generated reports such as cash flow and debt maturity. The Group also undertakes sensitivity analysis to assess the impact of proposed transactions, movements in interest rates on the key profitability, liquidity and balance sheet ratios.

The Group’s debt positions are continually reviewed to meet current and expected debt requirements. The Group maintains a balance between longer-term and shorter-term financings. Short-term financing is principally raised through bank facilities and overdraft positions. Medium- to longer-term financing comprises public and private bond issues, including private placements. Financing risk is spread by using different types of debt. The maturity profile is managed, by spreading the repayment dates and extending facilities.

3     Financial Risk Management (Cont.)

A     Financial Risk Factors (Cont.)

(iii)	Liquidity risk (Cont.)

Liquid financial assets as a whole (comprising cash and cash equivalents) were 10.44% of total assets at the end of 2023 compared to 10.04% at the end of 2022. The Group has a conservative approach to the management of its liquidity, which consists mainly in cash at banks and cash equivalents.

(iv)	Capital Management

The capital structure of the Group consists of shareholders’ equity and short-term to long-term net borrowings. The type and maturity of the Group’s borrowings are analyzed further in Note 22. The Group’s equity is analyzed into its various components in the Consolidated Statement of Changes in Equity.

Capital is managed so as to promote the long-term success of the business and to maintain sustainable returns for shareholders.

The objectives of the Group for capital management are to safeguard its capacity to continue doing business and be able to provide yield to owners as well as benefits to holders of instruments of shareholder’s equity and maintain an optimum capital structure to reduce cost of capital.

	At December 31,
	2023	2022
Borrowings	1,333,237	1,465,437
Less: Cash and cash equivalents	(369,848)	(385,265)
Net debt	963,389	1,080,172
Equity	803,909	862,369

Net debt to equity ratio	120%	125%

(v)	Argentina economical context

CAAP’s Argentine subsidiaries are operating in an economic context in which main variables have a strong volatility as consequence of political and economic uncertainties, both in national and international environments.

On December 10, 2023, a new government took office with the aim to boost a deregulation of the Argentine economy and a reduction of the fiscal deficit mainly through cutting spending, including the gradual release of the current foreign exchange market restrictions, aiming to remove them once the macroeconomic conditions are in place to do so. On December 13, 2023, the Argentine peso experienced a sharp drop with an ARS/USD rate devalued by more than 300% at year-end while annual inflation reached 211% in 2023. Moreover, on December 13, 2023, the Central Bank of Argentina (“BCRA”) informed that entities are able to access the Mercado Único y Libre de Cambios (“MULC”) without prior approval to pay outstanding debts related to imports of goods or services with customs registration from December 13, 2023.

Among its first measures, the new government published Decree N° 70/2023 - Foundations for the Reconstruction of the Argentine Economy, which, in addition to declaring a public emergency in several areas until 31 December 2025, repeals and/or amends numerous laws of previous Government intervention in the economy, with the aim of opening up trade, services and industry, and eliminate undue restrictions. Even though the Decree must be addressed and ratified by at least one of the chambers of the Congreso de la Nación of Argentine, its provisions are partially effective as of December 29, 2023, while other provisions have been suspended following, judicial actions.

3     Financial Risk Management (Cont.)

A    Financial Risk Factors (Cont.)

(v)	Argentina economical context (Cont.)

As of December 31, 2023 the main measures taken by the new government that affect the Group’s business and are already in effect are:

●	Restrictions on access to the official exchange market are maintained.
●	Taxes over transactions that involves the purchase of foreign currencies for the payment of certain imports are maintained.
●	Subject to certain requirements, the BCRA offers entities that hold debt for imports performed prior to December 13, 2023, the possibility of subscribing to dollar-denominated notes (“BOPREAL”). These notes, which are issued in three series with maturity on October 31, 2027 for Series 1, June 30, 2025 for Series 2 and March 31, 2026 for Series 3, are to be subscribed in Argentine pesos at the reference exchange rate published by the BCRA according to Communiqué “A” 3500 of the day before the subscription date. For those who subscribe the notes in primary issuance, it allows them to cancel import debts, through the sale of the notes in the secondary market with settlement in foreign currency abroad without affecting the access to the MULC or through the delivery in kind of the notes to suppliers abroad. Additionally, having subscribed the BOPREAL allows the access to the official foreign exchange market as from February 1, 2024, to pay commercial debts related to the import of goods and services prior to December 13, 2023, for a total amount equivalent to 5% of the Series 1 subscribed amount. Subsequent to December 31, 2023, AA2000 subscribed to BOPREAL’s Series 1 and Series 2, see Note 34.

Considering this situation, the Company continues to assess the evolution of the above-mentioned variables and any other factors, in order to define its course of action and identify the unforeseen potential effects that could alter its business and performance.

B     Financial instruments by category

	Assets at fair value	Assets at amortized
December 31, 2023	through profit and loss	cost	Total
Financial assets as per the statement of financial position
Trade receivables	—	127,449	127,449
Other receivables	—	154,583	154,583
Other financial assets (*)	10,863	144,232	155,095
Derivative financial assets	69	—	69
Cash and cash equivalents	—	369,848	369,848
Total	10,932	796,112	807,044

	Liabilities at fair value	Liabilities at
	through profit and loss	amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	—	1,333,237	1,333,237
Leases liabilities	—	13,981	13,981
Derivative financial liabilities	—	—	—
Trade payables and other liabilities	—	1,062,621	1,062,621
Total	—	2,409,839	2,409,839

3      Financial Risk Management (Cont.)

B      Financial instruments by category (Cont.)

	Assets at fair value	Assets at amortized
December 31, 2022	through profit and loss	cost	Total
Financial assets as per the statement of financial position
Trade receivables	—	110,617	110,617
Other receivables	—	107,708	107,708
Other financial assets (*)	15,952	57,669	73,621
Derivative financial assets	67	—	67
Cash and cash equivalents	—	385,265	385,265
Total	16,019	661,259	677,278

	Liabilities at fair value	Liabilities at
	through profit and loss	amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	—	1,465,437	1,465,437
Leases liabilities	—	8,809	8,809
Derivative financial liabilities	51	—	51
Trade payables and other liabilities	—	1,100,603	1,100,603
Total	51	2,574,849	2,574,900

(*)  Other financial assets measured at fair value are Level 1 hierarchy. The book value of these assets represents its fair value.

C     Fair value hierarchy

IFRS 13 requires for financial instruments that are measured in the Consolidated Statement of Financial Position at fair value, a disclosure of fair value measurements by level according to the following fair value measurement hierarchy:

Level 1- Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2- Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).

Level 3- Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

There were no transfers between Level 1 and Level 2 of the fair value hierarchy and there were no transfers from Level 1 and Level 2 to Level 3.

The fair value of financial instruments traded in active markets is based on quoted market prices at the reporting date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. These instruments are included in Level 1 and comprise primarily government securities, mutual funds and corporate bonds.

3      Financial Risk Management (Cont.)

D     Fair value estimation

The estimated fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.